Insurance Subsidiary Financial Information And Regulatory Matters (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Statutory Accounting Practices [Line Items]
Amount of dividend our subsidiaries could pay in 2012 without obtaining regulatory approval	$ 1,300,000,000
Dividends received from our domestic insurance subsidiaries, amount deemed "extraordinary"		20,000,000	24,000,000
Maximum potential amount of future obligation	849,000,000	818,000,000
Statutory contingency reserve, annual additions, percentage of earned premiums, minimum	50.00%
Minimum loss ratio requirement to hold statutory contingency reserve	35.00%
Period of time when statutory contingency reserve has to be held, in years	10
Statutory contingency reserve	4,000,000
Maximum risk-to-capital ratio	25
Risk-to-capital ratio	32.9
Risk-to-capital ratio requirement, waiver grant date	January 31, 2011
Risk-to-capital ratio requirement, waiver period, years	2
Domestic Insurance Subsidiaries
Statutory Accounting Practices [Line Items]
Dividends received from our domestic insurance subsidiaries	12,000,000	47,000,000	50,000,000
Guarantees Provided To Third Parties
Statutory Accounting Practices [Line Items]
Maximum potential amount of future obligation	65,000,000	46,000,000
Rivermont Insurance Company I
Statutory Accounting Practices [Line Items]
Maximum potential amount of future obligation	95,000,000
Limited Guarantee Provided to a subsidiary accounted for as a derivative	6,000,000	23,000,000
Domestic Subsidiaries | Captive Life Reinsurance Subsidiaries
Statutory Accounting Practices [Line Items]
Combined statutory capital and surplus	$ 1,518,000,000	$ 1,574,000,000